Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit (loss) for the period	$ 870,829,138	$ 858,026,940	$ 203,251,347
Adjustments for:	(355,549,000)	(40,034,000)	217,545,000
Depreciation of tangible assets (Note 8)	163,148,000	219,428,000	221,576,000
Amortisation of intangible assets (Note 9)	2,881,000	1,612,000	1,021,000
Impairment on non-current assets held for sale (Note 3)	1,847,000	0	0
Provisions	(325,000)	(295,000)	(262,000)
Income tax (benefits)/expenses (Note 7)	1,893,000	6,009,000	2,804,000
Share of profit of equity-accounted investees, net of tax (Note 27)	(920,000)	927,000	(17,650,000)
Net finance expenses (Note 6)	130,650,000	104,729,000	105,869,000
(Gain)/loss on disposal of assets (Note 8)	(635,017,000)	(372,444,000)	(95,813,000)
(Gain)/loss on disposal of subsidiaries (Note 25)	(19,706,000)	0	0
Changes in working capital requirements	39,307,000	105,881,000	(82,727,000)
Change in cash guarantees (Note 11)	(46,869,000)	12,234,000	570,000
Change in inventory (Note 12)	5,197,000	19,132,000	27,391,000
Change in receivables from contracts with customers (Note 13)	95,930,000	43,036,000	(105,538,000)
Change in accrued income (Note 13)	7,410,000	(2,286,000)	(2,941,000)
Change in deferred charges and fulfillment costs (Note 13)	(6,065,000)	2,096,000	1,263,000
Change in other receivables (Note 11 and 13)	3,317,000	1,163,000	(4,600,000)
Change in trade payables (Note 19)	(14,867,000)	17,336,000	(1,316,000)
Change in accrued payroll (Note 19)	(94,000)	603,000	(39,000)
Change in accrued expenses (Note 19)	(18,999,000)	8,686,000	(2,808,000)
Change in deferred income (Note 19)	6,602,000	(187,000)	9,998,000
Change in other payables (Note 19)	7,758,000	263,000	(2,113,000)
Change in provisions for employee benefits (Note 18)	(13,000)	3,805,000	(2,594,000)
Income taxes paid during the period	(4,549,000)	(6,675,000)	2,761,000
Interest paid (Note 6-20)	(109,136,000)	(130,375,000)	(99,744,000)
Interest received (Note 6-13)	17,112,000	50,556,000	11,446,000
Dividends from other investments (Note 27)	1,050,000	0	3,021,000
Net cash from (used in) operating activities	459,064,000	837,380,000	255,553,000
Net cash from (used in) investing activities
Acquisition of vessels and vessels under construction (Note 8)	(1,114,907,000)	(337,195,000)	(523,494,000)
Proceeds from the sale of vessels (Note 8)	1,718,862,000	1,206,636,000	356,730,000
Acquisition of other tangible assets and prepayments (Note 8)	(5,022,000)	(1,407,000)	(164,000)
Acquisition of intangible assets (Note 9)	(1,541,000)	(60,000)	(16,582,000)
Proceeds from the sale of other (in)tangible assets (Note 8)	2,000,000	0	0
Loans from (to) related parties (Note 27)	(4,485,000)	0	32,844,000
Net cash on deconsolidation / sale of subsidiaries	822,000	0	0
Investment in other companies (Note 27)	(45,000,000)	0	0
Net cash paid in business combinations and joint ventures (Note 26 and 27)	(1,152,620,000)	0	0
Repayment of loans from related parties (Note 26)	(79,930,000)	0	(10,215,000)
Lease payments received from finance leases	1,591,000	1,706,000	2,036,000
Net cash from (used in) investing activities	(680,230,000)	869,680,000	(158,845,000)
Net cash from (used in) financing activities
(Purchase of) Proceeds from sale of treasury shares (Note 15)	(126,913,000)	0	1,080,000
Proceeds from new borrowings (Note 17)	2,722,525,000	2,694,127,000	1,270,295,000
Repayment of borrowings (Note 17)	(1,177,328,000)	(2,933,724,000)	(976,670,000)
Repayment of commercial paper (Note 17)	(357,171,000)	(458,272,000)	(279,314,000)
Repayment of sale and leaseback (Note 17)	(54,299,000)	(96,006,000)	(22,667,000)
Repayment of lease liabilities (Note 17)	(33,879,000)	(21,942,000)	(25,527,000)
Transaction costs related to issue of loans and borrowings (Note 17)	(19,223,000)	(14,530,000)	(5,871,000)
Dividends paid (Note 15)	(1,126,683,000)	(630,540,000)	(24,221,000)
Net cash from (used in) financing activities	(172,971,000)	(1,460,887,000)	(62,895,000)
Net increase (decrease) in cash and cash equivalents	(394,137,000)	246,173,000	33,813,000
Net cash and cash equivalents at the beginning of the period (Note 14)	429,370,000	179,929,000	152,528,000
Effect of changes in exchange rates	3,636,000	3,268,000	(6,412,000)
Net cash and cash equivalents at the end of the period (Note 14)	$ 38,869,000	$ 429,370,000	$ 179,929,000